Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ 837	$ (263)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	25	25
Prepaid expenses	(5,500)	(5,500)
Due to related party		1,100
Net Cash Used In Operating Activities	(4,638)	(4,638)
Cash Flows from Financing Activities
Proceeds from sale of common stock	5,500	5,500
Net Cash Provided by Financing Activities	5,500	5,500
Increase in Cash	862	862
Cash - Beginning of Period
Cash - End of Period	862	862
Supplemental disclosures of cash flow information:
Interest paid
Income taxes paid